Prospectus Investor Class [Member] Average Annual Total Returns - Prospectus-Investor Class		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Leveraged Loan Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.51%	6.19%
Payden Floating Rate Fund (Investor Class)
Prospectus [Line Items]
Average Annual Return, Percent		6.61%	6.43%	5.19%
Payden Floating Rate Fund (Investor Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	3.63%	2.99%
Payden Floating Rate Fund (Investor Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	3.63%	2.99%

[1]	The Bloomberg U.S. Leveraged Loan Index commenced operations in January 2019 and 10 Year returns are not available.